Consolidated Statement of Changes in Equity - CAD ($)	Share capital [Member]	Share-based payment reserve [Member]	Subscriptions received [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2017	$ 53,218,158	$ 6,745,535	$ 27,000	$ (55,479,647)	$ 4,511,046
Beginning Balance (Shares) at Dec. 31, 2017	40,664,015
Private placement	$ 576,000		$ (27,000)		549,000
Private placement (Shares)	960,000
'Cash finders' fees	$ (22,080)				(22,080)
Brokers' warrants	(9,164)	9,164
Other fees	(14,290)				(14,290)
Exercise of warrants	$ 121,750				121,750
Exercise of warrants (Shares)	1,525,000
Stock-based compensation		500,742			500,742
'Comprehensive loss for the year				1,150,637	1,150,637
Ending Balance at Dec. 31, 2018	$ 53,870,374	7,255,441		(54,329,010)	6,796,805
Ending Balance (Shares) at Dec. 31, 2018	43,149,015
Exercise of warrants	$ 1,176,000				1,176,000
Exercise of warrants (Shares)	11,970,000
Exercise of options	$ 45,168	(7,668)			37,500
Exercise of options (Shares)	375,000
Stock-based compensation		515,620			515,620
'Comprehensive loss for the year				(1,663,674)	(1,663,674)
Ending Balance at Dec. 31, 2019	$ 55,091,542	$ 7,763,393		$ (55,992,684)	$ 6,862,251
Ending Balance (Shares) at Dec. 31, 2019	55,494,015